Non-operating income - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	May 19, 2020	Apr. 24, 2020
Disclosure of detailed information about borrowings [line items]
Financial income	$ 16	$ 15	$ 18,324	$ 30
Foreign exchange gain (loss)	223	(242)	304	152
Net loss	(64,374)	(72,569)	(81,035)	(124,096)
Overland ADCT BioPharma
Disclosure of detailed information about borrowings [line items]
Net loss	$ 3,914	$ 2,387	$ 8,663	$ 3,461
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 65,000	$ 65,000
Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Borrowings						50,000
Borrowings, maximum borrowing capacity						$ 50,000